Note 34 - Contingencies	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of contingent liabilities [text block]
34	Contingencies
The Group may be subject to various claims that arise in the normal course of business. Management believes there are no contingent liabilities to report.